Form N-CSR Cover	12 Months Ended
Jun. 30, 2026
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	LORD ABBETT US GOV & GOV SPONSORED ENTERPR MONEY MARKET FUND
Entity Central Index Key	0000311635
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026